LEASES (Details 1) - Finance Lease [Member] - USD ($)	Sep. 30, 2024	Dec. 31, 2023
2024	$ 9,039	$ 28,420
2025	12,892	5,337
2026	3,712
Total undiscounted finance lease payments	25,643	33,757
Less: Imputed interest	(910)	(1,274)
Present value of finance lease liabilities	$ 24,733	$ 32,483